Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Of Financial Instruments Tables
Fair Value of Financial Instruments

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of March 31, 2016 and December 31, 2015, respectively:

	Fair Value Measurements at March 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$38,669	$-	$-
Total assets	38,669	-	-
Liabilities
Convertible note payable, net of discounts	-	178,368	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	208,368	-
	$38,669	$(208,368)	$-

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	42,655	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	72,655	-
	$35,414	$(72,655)	$-

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of December 31, 2015 and 2014, respectively:

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	64,606	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	94,606	-
	$35,414	$(94,606)	$-

	Fair Value Measurements at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$102,599	$-	$-
Total assets	102,599	-	-
Liabilities
Convertible note payable, net of discounts	-	14,879	-
Total liabilities	-	14,879	-
	$102,599	$(14,879)	$-